Crypto assets (Tables)	12 Months Ended
Dec. 31, 2025
Crypto assets
Schedule of crypto assets and movement for digital assets

				As of December
	As of December 31, 2025			31, 2024
				Carrying
	Quantity	Cost Basis	Fair Value	Value
		RMB	RMB	RMB
Bitcoin	30	14,071	18,475	10,461
USDT	926,055	6,509	6,509	693
Others	3,876,906	3,458	3,555	4,352
Total	4,802,991	24,038	28,539	15,506

Carrying
Value
RMB
Balance as of December 31, 2024	15,506
Cumulative effect of the adoption of ASU 2023-08	28,246
Unrealized loss in net income	(13,428)
Realized fair value changes on sale/exchange of crypto assets	(1,785)
Balance as of December 31, 2025	28,539